Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, on August 1, 2013, an interim investment advisory agreement became effective with respect to Special Value Fund.  The Interim Agreement will be effective for 150 days or until shareholders of Special Value Fund approve the new Investment Advisory Agreement, whichever is earlier, and contains substantially the same terms as the previous investment advisory agreement.

In addition, the following changes to this Prospectus are effective August 1, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Victory Small Company Opportunity Fund
Expense [Heading]	rr_ExpenseHeading	4. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 24 for the Small Company Opportunity Fund is restated as follows:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.38%